Nature of operations and reorganization (Details) - Initial Public Offering ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 25, 2017 shares	Nov. 30, 2017 USD ($) Vote shares	Nov. 30, 2017 CNY (¥) Vote shares	Oct. 31, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Jun. 01, 2017 shares
Shares issued for the IPO and the concurrent private placements (in shares)	345,541,349			345,541,350
Proceeds from issuance of new shares					$ 210,330	¥ 1,368,472
Shares outstanding (in shares)				345,541,350			1
IPO and private placement
Proceeds from issuance of new shares		$ 204,900	¥ 1,358,000
Class A ordinary shares
Number of votes per share | Vote		1	1
Shares outstanding (in shares)					68,750,000	68,750,000
Class A ordinary shares | IPO and private placement
Shares issued for the IPO and the concurrent private placements (in shares)		68,750,000	68,750,000
Class B ordinary shares
Number of votes per share | Vote		10	10
Conversion ratio of Class B share to Class A share		1	1
Number of shares transferred to Mr. Chenchao Zhuang or his affiliates		27,100,830	27,100,830
Minimum ownership of Founder, all Class B ordinary shares will automatically convert into an equal number of Class A ordinary shares (as a percent)		5.00%	5.00%
Shares outstanding (in shares)					345,541,350	345,541,350
Class B ordinary shares | RONG360 Inc.
Shares outstanding (in shares)					345,541,350	345,541,350